Loans - Impaired Financing Receivables (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 173,670	$ 142,592	$ 178,968
Unpaid Principal Balance	184,051	153,665	203,183
Related Allowance	14,438	9,679	17,277
Average Recorded Investment	158,132	160,781	173,389
Residential real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	12,332	12,107	15,037
Unpaid Principal Balance	12,452	12,737	16,815
Related Allowance	2,721	2,529	3,217
Average Recorded Investment	12,220	13,572	15,716
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	73,729	62,155	106,824
Unpaid Principal Balance	75,381	64,597	123,523
Related Allowance	1,753	2,017	5,341
Average Recorded Investment	67,942	84,490	106,780
Commercial non real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	41,310	32,522	31,132
Unpaid Principal Balance	49,834	37,882	32,557
Related Allowance	6,905	3,927	5,607
Average Recorded Investment	36,916	31,827	34,817
Agriculture
Financing Receivable, Impaired [Line Items]
Recorded Investment	46,031	35,528	25,563
Unpaid Principal Balance	46,059	37,958	29,632
Related Allowance	3,007	1,155	3,022
Average Recorded Investment	40,780	30,546	15,522
Consumer
Financing Receivable, Impaired [Line Items]
Recorded Investment	268	280	412
Unpaid Principal Balance	325	491	656
Related Allowance	52	51	90
Average Recorded Investment	$ 274	$ 346	$ 554